Shareholder Report, Average Annual Return (Details)		12 Months Ended	49 Months Ended
	May 21, 2021	Jun. 30, 2025	Jun. 30, 2025
C000232090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		(0.44%)	(2.48%)
C000232088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		0.21%	(2.64%)
Without Sales Load [Member] | C000232090
Average Annual Return [Line Items]
Average Annual Return, Percent		1.97%	(1.89%)
Without Sales Load [Member] | C000232088
Average Annual Return [Line Items]
Average Annual Return, Percent		1.21%	(2.64%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.55%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.55%)